Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Parenthetical) (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Apr. 30, 2020
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Deposits	$ 13	$ 136		$ 146
Bifurcated embedded derivative liabilities	562	231
Bifurcated embedded derivative assets			$ 303	303
Other liabilities designated at FVTPL	$ 26	$ 0		$ 0